Condensed Balance Sheets (Unaudited) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 134,602	$ 53,782	$ 195,409
Prepaid expenses	4,485	2,270	0
Loan receivable	6,000	6,000	6,000
Interest receivable	238	192	0
Total Current Assets	145,325	62,244	201,409
Property and Equipment, net	15,131	16,508	22,091
Total Assets	160,456	78,752	223,500
LIABILITIES AND STOCKHOLDERS DEFICIT
Accounts payable and accrued expenses	357,238	329,226	481,517
Current portion of loan payable	5,119	4,377	3,811
Royalty agreement payable - related party	66,000	66,000	67,000
Accrued expenses - related party	883,825	804,187	564,211
Loan payable - related party	150,000	0	0
Derivative liability
Total Current Liabilities	1,462,182	1,203,790	1,116,539
Long Term Liabilities
Convertible note payable - net of debt discount	5,000	5,000	5,000
Loan payable, net of current portion	2,951	4,378	8,456
Total Liabilities	1,470,133	1,213,168	1,129,995
Commitments and Contingencies
Stockholders Deficit
Preferred stock, no par value; unlimited shares authorized, none issued and outstanding	0	0	0
Common stock Class A, no par value; unlimited shares authorized, 605,176,913, 603,269,838 and 586,720,411 shares issued and outstanding, respectively	6,460,920	6,360,920	5,385,920
Common stock Class B, no par value; unlimited shares authorized, no shares issued and outstanding	0	0	0
Common Stock Issuable,1,122,311 shares	22,000	22,000	22,000
Additional paid-in capital	920,337	920,337	920,337
Deficit accumulated during the development stage	(8,712,934)	(8,437,673)	(7,234,752)
Total Stockholders Deficit	(1,309,677)	(1,134,416)	(906,495)
Total Liabilities and Stockholders Deficit	$ 160,456	$ 78,752	$ 223,500